Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (7,849,556)	$ (4,484,831)	$ (227,502)
Tax at the statutory tax rate of 25% (Australian company tax rate)	(1,962,389)	(1,121,208)	(56,876)
Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income		72,196
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	43,296	56,431	43,285
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(3,521)	(2,731)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	152,599	152,576	47,375
Other temporary differences not recognised	1,930,817	923,659	(24,068)
Income tax expense	$ 160,802	$ 80,923	$ 9,716